Schedule of Redeemable Preferred Shares (Details) (Class A Preferred Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Class A Preferred Shares [Member]
Beginning Balance (Shares)		0
Balance, December 31, 2010		$ 0
Issuance of preferred shares for cash (shares)	1,000,000
Issuance of preferred shares for cash	1,000,000
Issuance of preferred shares upon conversion of note (shares)	1,027,945
Issuance of preferred shares upon conversion of note	1,027,945
Ending Balance (Shares)	2,027,945	0
Balance, December 31, 2012 and 2011	$ 2,027,945	$ 0